Eaton Vance

New York Municipal Bond Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.6%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$1,453,432

Total Corporate Bonds — 0.6% (identified cost $1,350,000)		$1,453,432

Tax-Exempt Municipal Obligations — 144.9%

Security	Principal Amount (000’s omitted)	Value
Education — 13.2%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$230,020
Hempstead Local Development Corp., NY, (Hofstra University), 3.00%, 7/1/51	3,000	3,245,910
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/50(1)	705	823,179
5.00%, 6/1/59(1)	1,150	1,334,069
New York City Cultural Resources Trust, NY, (The Juilliard School), 5.00%, 1/1/38	600	748,548
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(2)	2,000	2,525,660
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(2)	2,000	2,527,380
New York Dormitory Authority, (Rockefeller University):
4.00%, 7/1/49(2)	10,000	11,898,600
5.00%, 7/1/34	100	104,708
Onondaga County Cultural Resources Trust, NY, (Syracuse University), 4.00%, 12/1/47(2)	7,000	8,276,100
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	469,126
5.00%, 10/15/49	80	93,446
5.00%, 10/15/54	120	139,686

		$32,416,432

Electric Utilities — 7.2%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,904,610
New York Power Authority, Green Bonds, 4.00%, 11/15/55(2)	9,000	10,642,770
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	3,228,446
5.00%, 12/15/36(2)	1,675	1,987,170

		$17,762,996

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 13.7%
Albany Municipal Water Finance Authority, NY:
Prerefunded to 12/1/21, 5.00%, 12/1/26	$755	$770,334
Prerefunded to 12/1/21, 5.00%, 12/1/29	500	510,155
Geneva Development Corp., NY, (Hobart and William Smith Colleges):
Prerefunded to 9/1/23, 5.00%, 9/1/30	200	220,624
Prerefunded to 9/1/23, 5.00%, 9/1/33	105	115,828
Prerefunded to 9/1/23, 5.00%, 9/1/34	200	220,624
Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	1,935	2,043,612
Series 2014, Prerefunded to 9/1/23, 5.00%, 9/1/32	200	220,624
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,495,341
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/34	7,620	8,249,564
New York Thruway Authority, Prerefunded to 1/1/22, 5.00%, 1/1/37	3,240	3,319,056
Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	4,263,273
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/30(2)	8,900	10,276,207

		$33,705,242

General Obligations — 9.4%
Buffalo, NY, 5.00%, 4/1/30	$4,610	$6,133,052
East Meadow Union Free School District, NY, 2.00%, 6/15/35	985	1,007,153
New York City, NY:
4.00%, 8/1/34	1,170	1,345,956
4.00%, 12/1/41	530	620,545
5.00%, 8/1/34(2)	10,000	10,941,700
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	709,013
0.05%, 6/15/36	950	686,717
0.05%, 6/15/37	950	668,306
0.05%, 6/15/38	950	650,617
0.05%, 6/15/39	695	462,995

		$23,226,054

Hospital — 11.7%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$1,500	$1,607,835
4.00%, 10/1/45	500	567,020
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,195	2,442,530
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	635	733,546
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	2,080,820
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center):
5.00%, 7/1/42	1,500	1,840,020
Prerefunded to 1/1/22, 4.375%, 7/1/34(2)	9,825	10,031,718
New York Dormitory Authority, (Montefiore Obligated Group):
4.00%, 8/1/36	4,135	4,763,396
4.00%, 9/1/50	180	206,683
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(1)	3,800	4,368,290

		$28,641,858

Security	Principal Amount (000’s omitted)	Value
Housing — 5.9%
New York City Housing Development Corp., NY:
3.40%, 11/1/39	$1,000	$1,087,600
3.55%, 11/1/44	1,270	1,375,105
3.70%, 11/1/38	885	966,022
3.80%, 11/1/43	1,675	1,815,532
4.05%, 11/1/41	2,030	2,218,384
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	1,119,247
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	541,600
(FNMA), 3.95%, 11/1/37	1,000	1,088,510
New York Mortgage Agency:
3.60%, 10/1/34	1,980	2,163,190
4.10%, 10/1/38	410	426,519
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,708,440

		$14,510,149

Industrial Development Revenue — 3.1%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$875	$939,995
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	895	1,290,456
5.50%, 10/1/37	1,440	2,180,534
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.375%, 10/1/45	2,665	3,208,927

		$7,619,912

Insured-Education — 0.8%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$89,621
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,884,735

		$1,974,356

Insured-Escrowed/Prerefunded — 0.8%
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	$1,750	$1,923,460

		$1,923,460

Insured-General Obligations — 9.4%
East Northport Fire District, NY:
(AGC), 4.50%, 11/1/21	$200	$200,708
(AGC), 4.50%, 11/1/22	200	200,682
(AGC), 4.50%, 11/1/23	200	200,692
Nassau County, NY:
(AGM), 4.00%, 4/1/47	2,500	2,985,050
(AGM), 5.00%, 7/1/42	1,000	1,235,740
(AGM), 5.00%, 4/1/43(2)	10,000	12,500,800
Oyster Bay, NY, (AGM), 4.00%, 8/1/28	4,585	4,762,118
Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	982,150

		$23,067,940

Insured-Lease Revenue/Certificates of Participation — 1.9%
Ulster County Resource Recovery Agency, NY, Solid Waste System:
(AMBAC), 0.00%, 3/1/23	$1,090	$1,080,517
(AMBAC), 0.00%, 3/1/25	3,635	3,528,095

		$4,608,612

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 2.4%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/40	$785	$851,160
(AGM), 3.00%, 3/1/49	4,785	5,095,116

		$5,946,276

Insured-Special Tax Revenue — 0.6%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	$3,000	$1,555,200

		$1,555,200

Insured-Transportation — 5.1%
Metropolitan Transportation Authority, NY, Green Bonds:
(AGM), 4.00%, 11/15/46	$1,440	$1,670,141
(AGM), 4.00%, 11/15/48(2)	7,120	8,329,973
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	2,499,728

		$12,499,842

Lease Revenue/Certificates of Participation — 3.9%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42(2)	$8,000	$9,605,840

		$9,605,840

Other Revenue — 9.1%
Build NYC Resource Corp., NY, (Children’s Aid Society), 4.00%, 7/1/49	$1,400	$1,616,664
New York City Transitional Finance Authority, NY, (Building Aid):
5.00%, 7/15/32(2)	10,000	11,786,900
5.00%, 7/15/37(2)	2,200	2,776,466
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,171,996

		$22,352,026

Senior Living/Life Care — 2.4%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):
4.00%, 11/1/45	$600	$655,278
5.00%, 11/1/24	165	189,021
5.25%, 11/1/25	325	388,118
5.25%, 11/1/26	200	245,764
5.25%, 11/1/36	970	1,156,201
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	26,345
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	1,090	1,154,790
5.00%, 1/1/34	630	664,253
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,362,948

		$5,842,718

Special Tax Revenue — 21.4%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/31(2)	$10,000	$10,640,700
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	1,000	1,078,870
4.00%, 8/1/41	3,750	4,379,812
4.00%, 5/1/42	5,430	6,302,167
4.00%, 8/1/42	2,100	2,394,084

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/47(2)	$10,000	$11,831,300
5.00%, 6/15/31(2)	9,250	9,898,332
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	2,000	2,496,780
New York State Urban Development Corp., Personal Income Tax Revenue, 3.00%, 3/15/48	3,400	3,652,280

		$52,674,325

Transportation — 20.9%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$1,205	$1,484,295
Nassau County Bridge Authority, NY:
5.00%, 10/1/35	1,915	1,922,373
5.00%, 10/1/40	365	366,361
New York Thruway Authority:
4.00%, 1/1/36	2,500	2,895,325
4.00%, 1/1/46(2)	10,000	11,650,900
4.00%, 1/1/50	2,625	3,047,205
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	907,219
(AMT), 5.25%, 1/1/50	3,240	3,668,425
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	3,740	4,472,554
5.00%, 12/1/36	480	629,352
(AMT), 4.00%, 12/1/40	100	118,599
Port Authority of New York and New Jersey:
4.00%, 7/15/41	2,000	2,424,500
5.00%, 12/1/34(2)	820	911,569
5.00%, 10/15/35(2)	8,000	9,476,480
5.00%, 10/15/36(2)	1,200	1,468,296
(AMT), 4.00%, 9/1/43(2)	5,000	5,864,700

		$51,308,153

Water and Sewer — 2.0%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/46(2)	$2,000	$2,401,200
Suffolk County Water Authority, NY, 5.00%, 6/1/36(2)	2,000	2,528,280

		$4,929,480

Total Tax-Exempt Municipal Obligations — 144.9% (identified cost $328,052,424)		$356,170,871

Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
Education — 0.1%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25(1)	$240	$239,513

		$239,513

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 0.3%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium):
(AGM), 2.236%, 1/1/34	$280	$273,691
(AGM), 2.336%, 1/1/35	425	415,731

		$689,422

Total Taxable Municipal Obligations — 0.4% (identified cost $945,000)		$928,935

Total Investments — 145.9% (identified cost $330,347,424)		$358,553,238

Other Assets, Less Liabilities — (45.9)%		$(112,849,178)

Net Assets — 100.0%		$245,704,060

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 14.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 11.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $7,705,046 or 3.1% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,453,432	$—	$1,453,432
Tax-Exempt Municipal Obligations	—	356,170,871	—	356,170,871
Taxable Municipal Obligations	—	928,935	—	928,935
Total Investments	$—	$358,553,238	$—	$358,553,238

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.